Post closing events (Details) - Business combination € in Billions, $ in Billions	Jul. 13, 2018 USD ($)	Jul. 06, 2018 EUR (€)
Direct Energie
Post closing events
Percentage of voting equity interests acquired		73.04%
Acquisition cost | €		€ 1.4
Engie's portfolio of LNG assets
Post closing events
Acquisition cost | $	$ 1.5